Other Comprehensive Income (Loss) And Accumulated Other Comprehensive Loss (Accumulated Other Comprehensive Loss) (Details) - Accumulated other comprehensive income [member] - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017
Disclosure of analysis of other comprehensive income by item [line items]
Change in unrealized fair value of derivatives designated as cash flow hedges		$ (8)
Share of other comprehensive income of associates	$ 18	8
Continuing operations	(57)	(131)
Accumulated other comprehensive (loss) income	$ (39)	$ (131)